Segment Reporting and Foreign Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting and Foreign Operations [Abstract]
Segment Reporting and Foreign Operations

Note 17 - Segment Reporting and Foreign Operations

Effective January 1, 2017 the Company has changed the way it analyzes and assesses divisional performance of the Company. The Company has therefore re-aligned its operating segments along those division business lines and has created the following operating segments. The Company has retroactively applied these new segment categories to the prior periods presented below for comparative purposes.

●	Indoor Positioning Analytics: This segment includes Inpixon’s proprietary products and services delivered on premise or in the Cloud as well as our hosted Software-as-a-Service (SaaS) based solutions. Our Indoor Positioning Analytics product is based on a unique and patented sensor technology that detects and locates accessible cellular, Wi-Fi and Bluetooth devices and then uses a lightning fast data-analytics engine to deliver actionable insights and intelligent reports for security, marketing, asset management, etc.

●	Infrastructure: This segment includes third party hardware, software and related maintenance/warranty products and services that Inpixon resells to commercial and government customers. It includes but is not limited to products for enterprise computing; storage; virtualization; networking; etc. as well as services including custom application/software design; architecture and development; staff augmentation and project management.

The following tables present key financial information of the Company’s reportable segments before unallocated corporate expenses (in thousands):

	Indoor Positioning Analytics	Infrastructure	Consolidated

For the Three Months Ended September 30, 2017:

Net revenues	$871	$11,053	$11,924
Cost of net revenues	$(266)	$(9,407)	$(9,673)
Gross profit	$605	$1,646	$2,251
Gross margin %	69%	15%	19%
Depreciation and amortization	$122	$369	$491
Amortization of intangibles	$808	$519	$1,327

For the Three Months Ended September 30, 2016:

Net revenues	$1,368	$9,872	$11,240
Cost of net revenues	$(488)	$(7,654)	$(8,142)
Gross profit	$880	$2,218	$3,098
Gross margin %	64%	22%	28%
Depreciation and amortization	$128	$206	$334
Amortization of intangibles	$864	$192	$1,056

For the Nine Months Ended September 30, 2017:

Net revenues	$3,006	$37,496	$40,502
Cost of net revenues	$(990)	$(30,588)	$(31,578)
Gross profit	$2,016	$6,908	$8,924
Gross margin %	67%	18%	22%
Depreciation and amortization	$290	$1,034	$1,324
Amortization of intangibles	$2,537	$1,557	$4,094

For the Nine Months Ended September 30, 2016:

Net revenues	$3,674	$34,985	$38,659
Cost of net revenues	$(1,065)	$(27,105)	$(28,170)
Gross profit	$2,609	$7,880	$10,489
Gross margin %	71%	23%	27%
Depreciation and amortization	$309	$575	$884
Amortization of intangibles	$2,593	$576	$3,169

Reconciliation of reportable segments’ combined income from operations to the consolidated loss before income taxes is as follows (in thousands):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Income from operations of reportable segments	$2,251	$3,098	$8,924	$10,489
Unallocated operating expenses	(16,845)	(7,240)	(34,105)	(22,761)
Interest expense	(694)	(639)	(2,721)	(1,037)
Other income (expense)	656	61	799	108
Loss from discontinued operations	(9)	--	(26)	--
Consolidated loss before income taxes	$(14,641)	$(4,720)	$(27,129)	$(13,201)

The Company’s operations are located primarily in the United States, Canada and Saudi Arabia. Revenues by geographic area are attributed by country of domicile of our subsidiaries. The financial data by geographic area are as follows (in thousands):

	United		Saudi
	States	Canada	Arabia	Eliminations	Total
For the Three Months Ended September 30, 2017:
Revenues by geographic area	$11,917	$7	$--	$--	$11,924
Operating loss by geographic area	$(14,097)	$(497)	$--	$--	$(14,594)
Net income (loss) by geographic area	$(14,135)	$(497)	$(9)	$--	$(14,641)

For the Three Months Ended September 30, 2016:
Revenues by geographic area	$11,231	$9	$--	$--	$11,240
Operating loss by geographic area	$(3,622)	$(511)	$(9)	$--	$(4,142)
Net loss by geographic area	$(4,200)	$(511)	$(9)	$--	$(4,720)

For the Nine Months Ended September 30, 2017:
Revenues by geographic area	$40,368	$134	$--	$--	$40,502
Operating loss by geographic area	$(23,834)	$(1,347)	$--	$--	$(25,181)
Net loss by geographic area	$(25,756)	$(1,347)	$(26)	$--	$(27,129)

For the Nine Months Ended September 30, 2016:
Revenues by geographic area	$38,605	$54	$--	$--	$38,659
Operating loss by geographic area	$(10,903)	$(1,344)	$(25)	$--	$(12,272)
Net loss by geographic area	$(11,832)	$(1,344)	$(25)	$--	$(13,201)

As of September 30, 2017:
Identifiable assets by geographic area	$34,591	$591	$23	$--	$35,205
Long lived assets by geographic area	$16,981	$397	$--	$--	$17,378

As of December 31, 2016:
Identifiable assets by geographic area	$66,050	$400	$23	$--	$66,473
Long lived assets by geographic area	$29,843	$319	$--	$--	$30,162

Note 26 — Segment Reporting and Foreign Operations

The Company operates in the following business segments:

●	Mobile, IoT & Big Data Products: This segment currently includes our Inpixon product (formerly AirPatrol and Lightminer but now integrated as one). Inpixon’s indoor positioning and data analytics is based on a unique and proprietary sensor technology that finds all accessible cellular, Wi-Fi and Bluetooth signals and then uses a lightning fast data mining engine to deliver visibility and business intelligence based on the industry.

●	Storage and Computing: This segment includes third party hardware, software and related maintenance/warranty products and services that Inpixon resells. It includes but is not limited to products for enterprise computing; storage; virtualization; networking; etc.

●	SaaS Revenues: These are Software-as-a-Services (SaaS) or internet based hosted services including the Shoom product line and other data science services;

●	Professional Services: These are general IT services including but not limited to: custom application/software design; architecture and development; project management; C4I system consulting; strategic outsourcing; staff augmentation; data center design and operations services; data migration services and other non-SaaS services.

The following tables present key financial information of the Company’s reportable segments before unallocated corporate expenses (in thousands):

	Mobile, IoT & Big Data Products	Storage and Computing	SaaS Revenues	Professional Services	Consolidated
Twelve Months Ended December 31, 2016:

Net revenues	$1,617	$36,071	$3,258	$12,221	$53,167
Cost of net revenues	$(553)	$(28,472)	$(938)	$(8,277)	$(38,240)
Gross profit	$1,064	$7,599	$2,320	$3,944	$14,927
Gross margin %	66%	21%	71%	32%	28%
Depreciation and amortization	$474	$832	$24	$3	$1,333
Amortization of intangibles	$2,913	$871	$544	$—	$4,328

Twelve Months Ended December 31, 2015:

Net revenues	$1,651	$49,978	$3,692	$11,636	$66,957
Cost of net revenues	$(510)	$(40,295)	$(824)	$(5,999)	$(47,628)
Gross profit	$1,141	$9,683	$2,868	$5,637	$19,329
Gross margin %	69%	19%	78%	48%	29%
Depreciation and amortization	$164	$122	$111	$2	$399
Amortization of intangibles	$2,681	$769	$544	$—	$3,994

Reconciliation of reportable segments’ combined income from operations to the consolidated loss before income taxes is as follows (in thousands):

	For the Years Ended December 31,
	2016	2015
Income from operations of reportable segments	$14,927	$19,329
Unallocated operating expenses	(38,650)	(30,741)
Interest expense	(1,743)	(448)
Other income (expense)	(1,279)	151
Loss from discontinued operations	(758)	(20)
Consolidated net loss	$(27,503)	$(11,729)

The Company’s operations are located primarily in the United States, Canada and Saudi Arabia. Revenues by geographic area are attributed by country of domicile of our subsidiaries. The financial data by geographic area are as follows (in thousands):

	United States	Canada	Saudi Arabia	Eliminations	Total
Year Ended December 31, 2016:
Revenues by geographic area	$53,348	$54	$—	$(235)	$53,167
Operating loss by geographic area	$(21,838)	$(1,860)	$(25)	$—	$(23,723)
Net loss by geographic area	$(24,861)	$(1,860)	$(782)	$—	$(27,503)

Year Ended December 31, 2015:
Revenues by geographic area	$66,916	$41	$—	$—	$66,957
Operating loss by geographic area	$(10,412)	$(1,000)	$—	$—	$(11,412)
Net loss by geographic area	$(13,691)	$1,983	$(21)	$—	$(11,729)

As of December 31, 2016:
Identifiable assets by geographic area	$66,050	$400	$23	$—	$66,473
Long lived assets by geographic area	$29,843	$319	$—	$—	$30,162

As of December 31, 2015:
Identifiable assets by geographic area	$67,538	$405	$772	$—	$68,715
Long lived assets by geographic area	$32,759	$241	$—	$—	$33,000